Property, Equipment, Intangible Assets And Leases - Summary of Right-of-use Assets and Lease Liabilities (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use-assets, Beginning balance	R$ 133,870	R$ 227,478	R$ 133,870	R$ 133,870
Additions to right-of-use assets		19,273		123,529
Depreciation, right-of-use assets		(9,623)	(3,430)	(32,831)
Revaluation right-of-use assets		(19,968)
Impairment right-of-use assets		(3,040)
Right of Use Assets Effects of Exchange Rate		22,016	(1,281)	2,910
Right-of-use-assets, Ending balance	133,870	236,136	129,159	227,478
Right of Use Assets Current		0		0
Right of Use Assets Noncurrent		236,136		227,478
Lease liabilities, Beginning balance	148,494	255,406	148,494	148,494
Additions To Lease Liabilities		19,361		124,283
Interest expense on lease liabilities		6,145	2,328	17,613
Revaluation lease Liabilities		(19,968)
Effects Of Exchange Rate on Lease Liabilities		23,561	134	2,995
Payment of lease liabilities	(14,624)	(15,558)	(7,490)	(37,979)
Lease liabilities, Ending balance	R$ 148,494	268,947	R$ 143,466	255,406
Current lease liabilities		56,581		52,771
Non-current lease liabilities		R$ 212,367		R$ 202,635